Quarterly Report
September 30, 2019
State Street Master Funds
State Street International Developed Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
Schedules of Investments (Unaudited)	1
Notes to Schedule of Investments (Unaudited)	13
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.6%
AUSTRALIA — 7.1%
AGL Energy, Ltd.	153,286	$1,980,832
Alumina, Ltd.	579,490	926,283
AMP, Ltd.	892,260	1,098,257
APA Group	297,145	2,296,692
Aristocrat Leisure, Ltd.	136,175	2,810,402
ASX, Ltd.	47,442	2,594,017
Aurizon Holdings, Ltd.	459,438	1,828,220
AusNet Services	369,251	452,010
Australia & New Zealand Banking Group, Ltd.	677,484	13,031,614
Bank of Queensland, Ltd. (a)	98,749	660,684
Bendigo & Adelaide Bank, Ltd.	116,926	906,110
BHP Group PLC	514,248	10,978,350
BHP Group, Ltd.	713,383	17,667,499
BlueScope Steel, Ltd.	128,543	1,041,217
Boral, Ltd.	278,445	907,060
Brambles, Ltd.	379,149	2,915,173
Caltex Australia, Ltd.	61,250	1,087,281
Challenger, Ltd.	131,897	655,620
CIMIC Group, Ltd.	24,790	525,832
Coca-Cola Amatil, Ltd.	124,122	891,555
Cochlear, Ltd.	13,508	1,896,344
Coles Group, Ltd.	278,524	2,892,897
Commonwealth Bank of Australia	428,117	23,339,132
Computershare, Ltd.	127,081	1,384,213
Crown Resorts, Ltd.	91,949	747,281
CSL, Ltd.	109,707	17,291,159
Dexus REIT	254,040	2,044,053
Flight Centre Travel Group, Ltd.	14,844	476,549
Fortescue Metals Group, Ltd. (a)	317,104	1,882,062
Goodman Group REIT	402,262	3,847,112
GPT Group REIT	481,330	1,999,739
Harvey Norman Holdings, Ltd. (a)	169,194	516,931
Incitec Pivot, Ltd.	390,151	892,035
Insurance Australia Group, Ltd.	539,392	2,873,963
LendLease Group	134,854	1,597,122
Macquarie Group, Ltd.	77,280	6,832,084
Magellan Financial Group, Ltd.	32,572	1,130,043
Medibank Pvt, Ltd.	644,191	1,477,213
Mirvac Group REIT	962,862	1,987,170
National Australia Bank, Ltd.	679,049	13,602,139
Newcrest Mining, Ltd.	189,169	4,433,579
Oil Search, Ltd.	314,321	1,551,794
Orica, Ltd.	89,224	1,356,392
Origin Energy, Ltd.	418,601	2,250,133
QBE Insurance Group, Ltd.	329,690	2,792,834
Ramsay Health Care, Ltd. (a)	41,132	1,799,589
REA Group, Ltd.	13,915	1,015,641
Santos, Ltd.	444,145	2,315,549
Scentre Group REIT	1,261,206	3,342,937
SEEK, Ltd.	79,431	1,150,196
Sonic Healthcare, Ltd.	111,593	2,111,152
Security Description	Shares	Value
South32, Ltd.	1,269,043	$2,242,473
Stockland REIT	562,237	1,725,363
Suncorp Group, Ltd. (b)	296,597	2,730,541
Sydney Airport	259,881	1,407,472
Tabcorp Holdings, Ltd.	456,790	1,494,197
Telstra Corp., Ltd.	989,629	2,342,767
TPG Telecom, Ltd.	98,984	463,313
Transurban Group Stapled Security	639,034	6,331,337
Treasury Wine Estates, Ltd. (a)	180,891	2,265,575
Vicinity Centres REIT	761,248	1,319,499
Washington H Soul Pattinson & Co., Ltd.	28,102	398,590
Wesfarmers, Ltd.	270,481	7,260,549
Westpac Banking Corp.	835,296	16,698,146
Woodside Petroleum, Ltd.	229,646	5,015,167
Woolworths Group, Ltd.	304,443	7,654,759
WorleyParsons, Ltd.	79,653	698,923
		238,132,416
AUSTRIA — 0.2%
ANDRITZ AG	17,424	712,337
Erste Group Bank AG	71,957	2,380,098
OMV AG	34,411	1,847,232
Raiffeisen Bank International AG	34,387	798,134
Verbund AG	15,343	839,692
Voestalpine AG	26,238	602,986
		7,180,479
BELGIUM — 1.0%
Ageas	42,731	2,370,262
Anheuser-Busch InBev SA	183,582	17,496,333
Colruyt SA	13,634	747,351
Groupe Bruxelles Lambert SA	18,967	1,821,716
KBC Group NV	60,638	3,941,332
Proximus SADP	33,328	990,106
Solvay SA	17,373	1,799,304
Telenet Group Holding NV	10,840	511,709
UCB SA	29,269	2,125,143
Umicore SA (a)	48,894	1,845,926
		33,649,182
CHILE — 0.0% (c)
Antofagasta PLC	94,425	1,046,075
CHINA — 0.6%
Alcon, Inc. (b)	101,883	5,946,538
BeiGene, Ltd. ADR (a)(b)	9,000	1,102,140
BOC Hong Kong Holdings, Ltd.	873,500	2,963,888
Prosus NV (b)	117,112	8,598,944
Yangzijiang Shipbuilding Holdings, Ltd.	576,000	399,855
		19,011,365
DENMARK — 1.7%
AP Moller - Maersk A/S Class A	887	946,765
AP Moller - Maersk A/S Class B	1,657	1,874,137
Carlsberg A/S Class B	25,375	3,751,478

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Chr. Hansen Holding A/S	26,096	$2,215,391
Coloplast A/S Class B	28,393	3,420,319
Danske Bank A/S	149,211	2,078,067
Demant A/S (a)(b)	26,000	666,083
DSV A/S	52,219	4,969,861
Genmab A/S (b)	16,082	3,265,220
H Lundbeck A/S	15,024	498,420
ISS A/S	38,781	959,821
Novo Nordisk A/S Class B	426,319	21,921,171
Novozymes A/S Class B	53,917	2,267,355
Orsted A/S (d)	46,688	4,339,835
Pandora A/S	25,242	1,013,211
Tryg A/S	27,932	800,615
Vestas Wind Systems A/S	45,590	3,540,131
		58,527,880
FINLAND — 1.1%
Elisa Oyj	34,462	1,777,083
Fortum Oyj	102,743	2,429,506
Kone Oyj Class B	83,754	4,769,961
Metso Oyj	26,240	980,357
Neste Oyj	99,139	3,282,430
Nokia Oyj	1,353,536	6,861,655
Nokian Renkaat Oyj	32,627	920,550
Nordea Bank Abp	788,122	5,595,805
Orion Oyj Class B	24,454	912,297
Sampo Oyj Class A	109,563	4,357,374
Stora Enso Oyj Class R	149,182	1,797,965
UPM-Kymmene Oyj	125,617	3,714,020
Wartsila OYJ Abp	104,158	1,166,758
		38,565,761
FRANCE — 11.0%
Accor SA	42,977	1,792,147
Aeroports de Paris	6,888	1,225,517
Air Liquide SA	104,337	14,855,513
Airbus SE	141,556	18,395,460
Alstom SA	48,182	1,997,640
Amundi SA (d)	13,383	933,769
Arkema SA	16,140	1,504,795
Atos SE	22,512	1,587,414
AXA SA	463,323	11,834,837
BioMerieux	10,343	855,844
BNP Paribas SA	273,453	13,316,950
Bollore SA	199,792	828,126
Bouygues SA	51,415	2,059,934
Bureau Veritas SA	73,174	1,763,012
Capgemini SE	39,086	4,606,309
Carrefour SA	146,367	2,562,683
Casino Guichard Perrachon SA (a)	13,917	664,396
Cie de Saint-Gobain	115,660	4,539,331
Cie Generale des Etablissements Michelin SCA	41,913	4,679,019
CNP Assurances	37,775	730,162
Covivio REIT	11,359	1,202,446
Credit Agricole SA	271,407	3,296,191
Security Description	Shares	Value
Danone SA	149,786	$13,197,637
Dassault Aviation SA	605	856,123
Dassault Systemes SE	31,609	4,505,662
Edenred	58,747	2,819,944
Eiffage SA	18,462	1,914,506
Electricite de France SA	148,104	1,658,225
Engie SA	434,559	7,096,867
EssilorLuxottica SA	68,916	9,936,235
Eurazeo SE	11,024	820,253
Eutelsat Communications SA	41,976	781,390
Faurecia SE	19,469	923,716
Gecina SA REIT	10,710	1,683,685
Getlink SE	112,207	1,685,681
Hermes International	7,636	5,277,902
ICADE REIT	8,381	749,688
Iliad SA	5,881	552,797
Imerys SA	8,119	326,437
Ingenico Group SA	15,284	1,491,304
Ipsen SA	9,549	906,739
JCDecaux SA	19,153	518,674
Kering SA	18,020	9,185,208
Klepierre SA REIT	47,094	1,599,813
Legrand SA	65,644	4,686,081
L'Oreal SA	61,330	17,176,837
LVMH Moet Hennessy Louis Vuitton SE	67,268	26,741,814
Natixis SA	222,855	924,449
Orange SA	473,417	7,429,535
Pernod Ricard SA	51,664	9,203,356
Peugeot SA	139,044	3,468,282
Publicis Groupe SA	51,318	2,524,323
Remy Cointreau SA (a)	5,928	787,157
Renault SA	47,770	2,742,472
Safran SA	79,605	12,536,145
Sanofi	272,502	25,269,765
Sartorius Stedim Biotech	6,864	960,834
Schneider Electric SE	131,366	11,528,823
SCOR SE	37,278	1,539,867
SEB SA	5,081	771,625
Societe BIC SA (a)	6,365	427,450
Societe Generale SA	185,488	5,083,785
Sodexo SA	21,311	2,393,025
Suez	75,878	1,193,268
Teleperformance	14,015	3,039,023
Thales SA	26,547	3,053,332
TOTAL SA	576,989	30,121,261
Ubisoft Entertainment SA (b)	20,143	1,456,819
Unibail-Rodamco-Westfield	73,380	527,081
Unibail-Rodamco-Westfield REIT	29,342	4,278,481
Valeo SA	56,255	1,824,544
Veolia Environnement SA	133,452	3,384,082
Vinci SA	124,034	13,362,623
Vivendi SA	220,012	6,039,601
Wendel SA	7,128	983,802

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Worldline SA (b)(d)	19,076	$1,204,126
		370,383,649
GERMANY — 8.4%
1&1 Drillisch AG	12,173	379,551
adidas AG	43,028	13,399,590
Allianz SE	101,598	23,686,481
Aroundtown SA	230,810	1,888,224
Axel Springer SE (b)	10,775	740,055
BASF SE	219,370	15,334,756
Bayer AG	222,828	15,714,951
Bayerische Motoren Werke AG	78,182	5,505,264
Bayerische Motoren Werke AG Preference Shares	13,069	725,927
Beiersdorf AG	25,058	2,955,832
Brenntag AG	35,735	1,729,748
Carl Zeiss Meditec AG	10,275	1,171,709
Commerzbank AG	242,433	1,406,607
Continental AG	25,923	3,326,349
Covestro AG (d)	43,724	2,164,123
Daimler AG	217,238	10,804,314
Delivery Hero SE (b)(d)	28,152	1,250,978
Deutsche Bank AG	465,902	3,489,962
Deutsche Boerse AG	45,013	7,037,092
Deutsche Lufthansa AG	54,713	869,669
Deutsche Post AG	235,924	7,882,026
Deutsche Telekom AG	795,192	13,345,339
Deutsche Wohnen SE	84,761	3,094,691
E.ON SE	518,726	5,043,828
Evonik Industries AG	46,539	1,149,189
Fraport AG Frankfurt Airport Services Worldwide	10,591	898,534
Fresenius Medical Care AG & Co. KGaA	52,340	3,520,668
Fresenius SE & Co. KGaA	102,460	4,791,452
Fuchs Petrolub SE Preference Shares	16,051	603,009
GEA Group AG	33,530	905,453
Hannover Rueck SE	14,360	2,428,132
HeidelbergCement AG	37,100	2,682,406
Henkel AG & Co. KGaA Preference Shares	41,964	4,154,023
Henkel AG & Co. KGaA	26,031	2,383,835
HOCHTIEF AG	6,344	723,437
HUGO BOSS AG	16,009	857,815
Infineon Technologies AG	295,476	5,318,976
KION Group AG	16,364	860,782
Knorr-Bremse AG	12,094	1,137,064
Lanxess AG	20,021	1,222,306
Merck KGaA	30,795	3,469,739
METRO AG	46,138	728,339
MTU Aero Engines AG	12,873	3,421,524
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	34,386	8,899,559
Porsche Automobil Holding SE Preference Shares	38,236	2,488,587
Security Description	Shares	Value
Puma SE	19,160	$1,483,064
RWE AG	130,398	4,078,567
SAP SE	235,412	27,686,985
Sartorius AG Preference Shares	8,674	1,583,000
Siemens AG	182,949	19,596,058
Siemens Healthineers AG (d)	36,386	1,431,817
Symrise AG	30,804	2,994,217
Telefonica Deutschland Holding AG	202,170	563,798
Thyssenkrupp AG	100,059	1,385,916
TUI AG	110,526	1,288,190
Uniper SE	49,780	1,632,989
United Internet AG	30,546	1,089,950
Volkswagen AG	7,916	1,360,955
Volkswagen AG Preference Shares	44,030	7,491,114
Vonovia SE	124,293	6,307,721
Wirecard AG	28,864	4,617,860
Zalando SE (b)(d)	35,450	1,618,561
		281,802,657
HONG KONG — 3.3%
AIA Group, Ltd.	2,920,400	27,585,736
ASM Pacific Technology, Ltd.	66,900	816,686
Bank of East Asia, Ltd.	350,839	863,739
CK Asset Holdings, Ltd.	624,679	4,231,249
CK Hutchison Holdings, Ltd.	645,000	5,693,548
CK Infrastructure Holdings, Ltd.	156,000	1,049,698
CLP Holdings, Ltd.	394,000	4,138,824
Dairy Farm International Holdings, Ltd.	77,000	485,100
Galaxy Entertainment Group, Ltd.	507,000	3,152,824
Hang Lung Properties, Ltd.	486,000	1,103,503
Hang Seng Bank, Ltd.	188,700	4,067,952
Henderson Land Development Co., Ltd.	339,436	1,580,403
HK Electric Investments & HK Electric Investments, Ltd. Class SS	618,990	589,823
HKT Trust & HKT, Ltd.	937,000	1,486,884
Hong Kong & China Gas Co., Ltd.	2,492,785	4,858,759
Hong Kong Exchanges & Clearing, Ltd.	290,805	8,531,922
Hongkong Land Holdings, Ltd.	277,400	1,558,988
Hysan Development Co., Ltd.	174,000	701,380
Jardine Matheson Holdings, Ltd.	55,100	2,947,850
Jardine Strategic Holdings, Ltd.	52,400	1,565,712
Kerry Properties, Ltd.	146,000	449,767
Link REIT	516,000	5,690,257
Melco Resorts & Entertainment, Ltd. ADR	46,023	893,306
MTR Corp., Ltd.	385,601	2,164,253
New World Development Co., Ltd.	1,463,077	1,899,906
NWS Holdings, Ltd.	356,810	552,552

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
PCCW, Ltd.	1,072,000	$601,679
Power Assets Holdings, Ltd.	334,500	2,246,527
Sands China, Ltd.	566,400	2,564,890
Shangri-La Asia, Ltd.	272,000	277,572
Sino Land Co., Ltd.	803,387	1,207,222
SJM Holdings, Ltd.	457,000	434,300
Sun Hung Kai Properties, Ltd.	380,500	5,474,960
Swire Pacific, Ltd. Class A	116,500	1,084,098
Swire Properties, Ltd.	280,600	880,521
Techtronic Industries Co., Ltd.	344,000	2,393,704
Vitasoy International Holdings, Ltd.	172,000	696,609
WH Group, Ltd. (d)	2,323,309	2,080,469
Wharf Holdings, Ltd.	297,000	647,843
Wharf Real Estate Investment Co., Ltd.	283,000	1,545,067
Wheelock & Co., Ltd.	199,000	1,133,422
Yue Yuen Industrial Holdings, Ltd.	149,500	409,059
		112,338,563
IRELAND — 0.6%
AerCap Holdings NV (b)	29,414	1,610,416
AIB Group PLC	205,023	608,858
Bank of Ireland Group PLC	229,848	912,112
CRH PLC	195,072	6,718,165
Flutter Entertainment PLC	19,452	1,818,675
James Hardie Industries PLC	103,561	1,736,389
Kerry Group PLC Class A	38,390	4,490,803
Kingspan Group PLC	36,131	1,764,672
Smurfit Kappa Group PLC	57,747	1,718,693
		21,378,783
ISRAEL — 0.6%
Azrieli Group, Ltd.	10,695	840,018
Bank Hapoalim BM (b)	275,519	2,171,937
Bank Leumi Le-Israel BM	360,144	2,563,428
Check Point Software Technologies, Ltd. (a)(b)	29,510	3,231,345
CyberArk Software, Ltd. (b)	9,300	928,326
Elbit Systems, Ltd.	6,111	1,012,698
Israel Chemicals, Ltd.	162,743	808,143
Israel Discount Bank, Ltd. Class A	293,896	1,292,845
Mizrahi Tefahot Bank, Ltd.	33,833	841,007
Nice, Ltd. (b)	15,007	2,206,277
Teva Pharmaceutical Industries, Ltd. ADR (a)(b)	140,328	965,457
Teva Pharmaceutical Industries, Ltd. (b)	118,041	812,343
Wix.com, Ltd. (b)	11,300	1,319,162
		18,992,986
ITALY — 2.1%
Assicurazioni Generali SpA	271,361	5,259,995
Atlantia SpA	121,076	2,929,014
Davide Campari-Milano SpA	130,799	1,182,130
Enel SpA	1,960,396	14,642,118
Security Description	Shares	Value
Eni SpA	621,021	$9,501,537
Ferrari NV	30,117	4,647,589
FinecoBank Banca Fineco SpA	144,016	1,524,845
Intesa Sanpaolo SpA	3,639,082	8,630,919
Leonardo SpA	97,959	1,152,317
Mediobanca Banca di Credito Finanziario SpA	143,505	1,567,620
Moncler SpA	40,772	1,453,503
Pirelli & C SpA (d)	89,601	530,223
Poste Italiane SpA (d)	124,750	1,418,505
Prysmian SpA	57,950	1,244,589
Recordati SpA	27,399	1,175,698
Snam SpA	470,752	2,378,233
Telecom Italia SpA (b)(e)	2,204,493	1,258,148
Telecom Italia SpA (e)	1,626,518	889,452
Terna Rete Elettrica Nazionale SpA	335,805	2,157,761
UniCredit SpA	483,043	5,697,957
		69,242,153
JAPAN — 24.2%
ABC-Mart, Inc.	8,800	559,389
Acom Co., Ltd. (a)	91,400	358,581
Advantest Corp.	50,100	2,213,532
Aeon Co., Ltd.	156,600	2,869,732
AEON Financial Service Co., Ltd. (a)	30,100	452,858
Aeon Mall Co., Ltd.	24,100	380,204
AGC, Inc.	43,200	1,339,070
Air Water, Inc.	34,400	614,951
Aisin Seiki Co., Ltd.	38,100	1,196,849
Ajinomoto Co., Inc.	101,100	1,908,341
Alfresa Holdings Corp.	45,600	1,018,115
Alps Alpine Co., Ltd.	51,600	963,009
Amada Holdings Co., Ltd.	73,000	786,232
ANA Holdings, Inc.	28,500	958,307
Aozora Bank, Ltd. (a)	27,800	695,032
Asahi Group Holdings, Ltd.	88,200	4,366,135
Asahi Intecc Co., Ltd.	44,000	1,155,013
Asahi Kasei Corp. (a)	301,400	2,967,288
Astellas Pharma, Inc.	461,900	6,575,370
Bandai Namco Holdings, Inc. (a)	49,700	3,094,897
Bank of Kyoto, Ltd. (a)	12,500	488,665
Benesse Holdings, Inc.	20,100	521,865
Bridgestone Corp.	135,100	5,230,242
Brother Industries, Ltd.	53,900	975,511
Calbee, Inc.	20,900	649,771
Canon, Inc.	244,600	6,523,798
Casio Computer Co., Ltd. (a)	43,400	672,635
Central Japan Railway Co.	34,400	7,072,570
Chiba Bank, Ltd. (a)	134,000	689,373
Chubu Electric Power Co., Inc. (a)	157,700	2,283,604
Chugai Pharmaceutical Co., Ltd.	55,300	4,298,126
Chugoku Electric Power Co., Inc. (a)	66,300	852,100

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Coca-Cola Bottlers Japan Holdings, Inc.	29,100	$652,680
Concordia Financial Group, Ltd. (a)	237,100	908,253
Credit Saison Co., Ltd.	39,200	525,568
CyberAgent, Inc. (a)	25,800	990,701
Dai Nippon Printing Co., Ltd.	58,000	1,497,830
Daicel Corp. (a)	63,200	533,903
Daifuku Co., Ltd. (a)	24,400	1,257,534
Dai-ichi Life Holdings, Inc.	260,200	3,921,960
Daiichi Sankyo Co., Ltd.	136,100	8,568,350
Daikin Industries, Ltd.	60,800	7,977,275
Daito Trust Construction Co., Ltd.	16,700	2,133,953
Daiwa House Industry Co., Ltd.	137,700	4,467,048
Daiwa House REIT Investment Corp.	466	1,310,793
Daiwa Securities Group, Inc. (a)	376,300	1,676,158
Denso Corp.	104,400	4,587,514
Dentsu, Inc.	50,400	1,774,434
Disco Corp. (a)	6,500	1,230,534
East Japan Railway Co.	74,600	7,116,595
Eisai Co., Ltd. (a)	62,600	3,180,538
Electric Power Development Co., Ltd.	35,600	811,973
FamilyMart Co., Ltd.	57,200	1,393,547
FANUC Corp.	46,200	8,694,962
Fast Retailing Co., Ltd.	14,200	8,436,567
Fuji Electric Co., Ltd.	30,600	935,767
FUJIFILM Holdings Corp.	85,400	3,745,510
Fujitsu, Ltd.	47,900	3,835,989
Fukuoka Financial Group, Inc.	40,900	772,398
GMO Payment Gateway, Inc. (a)	10,800	722,498
Hakuhodo DY Holdings, Inc. (a)	55,500	801,624
Hamamatsu Photonics KK	31,600	1,172,482
Hankyu Hanshin Holdings, Inc.	57,700	2,223,646
Hikari Tsushin, Inc.	4,900	1,060,023
Hino Motors, Ltd.	63,000	518,806
Hirose Electric Co., Ltd. (a)	8,010	981,285
Hisamitsu Pharmaceutical Co., Inc.	13,200	577,099
Hitachi Chemical Co., Ltd.	25,300	825,191
Hitachi Construction Machinery Co., Ltd. (a)	24,800	597,770
Hitachi High-Technologies Corp.	15,800	912,255
Hitachi Metals, Ltd. (a)	57,400	619,277
Hitachi, Ltd.	231,500	8,617,391
Honda Motor Co., Ltd.	396,700	10,272,172
Hoshizaki Corp.	11,800	926,967
Hoya Corp.	91,800	7,490,948
Hulic Co., Ltd.	68,000	695,258
Idemitsu Kosan Co., Ltd.	48,540	1,372,100
IHI Corp.	34,800	756,053
Iida Group Holdings Co., Ltd. (a)	35,900	583,967
Inpex Corp.	239,800	2,199,082
Security Description	Shares	Value
Isetan Mitsukoshi Holdings, Ltd. (a)	80,300	$640,468
Isuzu Motors, Ltd. (a)	128,900	1,419,898
ITOCHU Corp.	322,400	6,655,326
Itochu Techno-Solutions Corp. (a)	22,200	587,892
J Front Retailing Co., Ltd.	52,200	610,509
Japan Airlines Co., Ltd.	28,300	841,079
Japan Airport Terminal Co., Ltd. (a)	12,400	536,960
Japan Exchange Group, Inc.	128,900	2,026,381
Japan Post Bank Co., Ltd. (a)	90,900	880,613
Japan Post Holdings Co., Ltd.	389,800	3,588,721
Japan Prime Realty Investment Corp. REIT	191	906,620
Japan Real Estate Investment Corp. REIT (a)	325	2,180,199
Japan Retail Fund Investment Corp. REIT	633	1,338,920
Japan Tobacco, Inc.	286,700	6,276,495
JFE Holdings, Inc.	114,700	1,379,690
JGC Corp.	49,900	652,405
JSR Corp. (a)	42,300	676,722
JTEKT Corp. (a)	49,700	569,774
JXTG Holdings, Inc. (a)	763,900	3,480,401
Kajima Corp. (a)	116,200	1,523,529
Kakaku.com, Inc.	33,100	814,062
Kamigumi Co., Ltd.	24,000	543,623
Kaneka Corp. (a)	9,800	305,131
Kansai Electric Power Co., Inc. (a)	162,500	1,817,083
Kansai Paint Co., Ltd. (a)	39,400	915,414
Kao Corp.	119,000	8,791,080
Kawasaki Heavy Industries, Ltd. (a)	33,000	730,382
KDDI Corp.	424,600	11,098,728
Keihan Holdings Co., Ltd.	23,800	1,058,145
Keikyu Corp.	55,000	1,066,158
Keio Corp. (a)	26,300	1,637,742
Keisei Electric Railway Co., Ltd.	33,100	1,361,365
Keyence Corp.	22,100	13,680,222
Kikkoman Corp. (a)	37,100	1,771,326
Kintetsu Group Holdings Co., Ltd.	40,300	2,099,366
Kirin Holdings Co., Ltd.	199,800	4,229,863
Kobayashi Pharmaceutical Co., Ltd.	10,700	813,824
Kobe Steel, Ltd.	62,900	335,234
Koito Manufacturing Co., Ltd.	27,200	1,328,855
Komatsu, Ltd.	221,300	5,067,939
Konami Holdings Corp.	23,100	1,115,725
Konica Minolta, Inc. (a)	111,800	777,919
Kose Corp. (a)	7,500	1,266,482
Kubota Corp.	251,700	3,806,650
Kuraray Co., Ltd.	75,800	930,711
Kurita Water Industries, Ltd. (a)	23,800	637,089
Kyocera Corp.	77,800	4,826,731

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Kyowa Kirin Co., Ltd.	59,900	$1,162,806
Kyushu Electric Power Co., Inc. (a)	101,200	955,115
Kyushu Railway Co.	36,500	1,163,474
Lawson, Inc.	12,000	614,018
LINE Corp. (a)(b)	16,600	593,653
Lion Corp.	51,200	1,009,551
LIXIL Group Corp.	68,900	1,211,289
M3, Inc.	110,600	2,662,792
Makita Corp.	51,400	1,617,025
Marubeni Corp.	375,300	2,492,277
Marui Group Co., Ltd. (a)	48,700	1,028,299
Maruichi Steel Tube, Ltd. (a)	16,600	438,212
Mazda Motor Corp. (a)	127,000	1,127,518
McDonald's Holdings Co. Japan, Ltd.	16,000	774,277
Mebuki Financial Group, Inc.	181,300	446,225
Medipal Holdings Corp.	46,300	1,030,745
MEIJI Holdings Co., Ltd.	27,500	2,005,089
Mercari, Inc. (b)	17,200	427,314
MINEBEA MITSUMI, Inc. (a)	90,300	1,429,593
MISUMI Group, Inc. (a)	67,100	1,578,860
Mitsubishi Chemical Holdings Corp.	322,600	2,298,721
Mitsubishi Corp.	329,400	8,079,939
Mitsubishi Electric Corp.	436,500	5,785,670
Mitsubishi Estate Co., Ltd.	283,100	5,458,991
Mitsubishi Gas Chemical Co., Inc. (a)	35,900	478,999
Mitsubishi Heavy Industries, Ltd. (a)	77,300	3,026,913
Mitsubishi Materials Corp.	28,100	757,914
Mitsubishi Motors Corp. (a)	149,700	649,635
Mitsubishi Tanabe Pharma Corp.	61,500	674,323
Mitsubishi UFJ Financial Group, Inc.	2,982,400	15,133,455
Mitsubishi UFJ Lease & Finance Co., Ltd. (a)	81,700	471,717
Mitsui & Co., Ltd.	394,000	6,445,450
Mitsui Chemicals, Inc.	42,100	941,139
Mitsui Fudosan Co., Ltd.	213,800	5,299,747
Mitsui OSK Lines, Ltd.	27,400	692,130
Mizuho Financial Group, Inc.	5,874,600	9,001,469
MonotaRO Co., Ltd. (a)	28,200	737,388
MS&AD Insurance Group Holdings, Inc.	114,200	3,698,358
Murata Manufacturing Co., Ltd.	137,300	6,587,097
Nabtesco Corp.	24,000	742,818
Nagoya Railroad Co., Ltd.	44,300	1,323,979
NEC Corp.	60,700	2,561,110
Nexon Co., Ltd. (b)	121,400	1,472,638
NGK Insulators, Ltd. (a)	65,800	936,999
NGK Spark Plug Co., Ltd. (a)	36,100	687,428
NH Foods, Ltd.	21,000	844,275
Nidec Corp. (a)	54,600	7,335,573
Nikon Corp. (a)	75,900	946,687
Nintendo Co., Ltd.	27,000	9,998,057
Security Description	Shares	Value
Nippon Building Fund, Inc. REIT	324	$2,488,272
Nippon Electric Glass Co., Ltd.	20,600	458,223
Nippon Express Co., Ltd.	19,100	973,778
Nippon Paint Holdings Co., Ltd. (a)	36,100	1,873,893
Nippon Prologis REIT, Inc.	499	1,367,142
Nippon Steel Corp. (a)	191,700	2,670,408
Nippon Telegraph & Telephone Corp.	153,600	7,327,889
Nippon Yusen KK (a)	36,900	616,280
Nissan Chemical Corp. (a)	28,300	1,177,039
Nissan Motor Co., Ltd. (a)	549,000	3,424,297
Nisshin Seifun Group, Inc.	46,800	865,199
Nissin Foods Holdings Co., Ltd.	14,700	1,060,930
Nitori Holdings Co., Ltd.	19,900	2,911,117
Nitto Denko Corp.	40,000	1,926,070
Nomura Holdings, Inc. (a)	803,700	3,405,175
Nomura Real Estate Holdings, Inc.	31,100	671,639
Nomura Real Estate Master Fund, Inc. REIT	955	1,724,876
Nomura Research Institute, Ltd.	86,600	1,723,586
NSK, Ltd. (a)	92,100	775,489
NTT Data Corp.	149,600	1,929,608
NTT DOCOMO, Inc. (a)	325,100	8,281,289
Obayashi Corp.	166,800	1,660,669
Obic Co., Ltd.	15,200	1,732,723
Odakyu Electric Railway Co., Ltd. (a)	69,000	1,652,297
Oji Holdings Corp.	194,000	904,705
Olympus Corp.	284,400	3,831,473
Omron Corp. (a)	44,700	2,444,386
Ono Pharmaceutical Co., Ltd.	87,400	1,582,621
Oracle Corp. Japan	9,900	858,321
Oriental Land Co., Ltd. (a)	47,900	7,286,385
ORIX Corp.	313,200	4,668,658
Osaka Gas Co., Ltd. (a)	85,700	1,639,065
Otsuka Corp.	27,800	1,107,370
Otsuka Holdings Co., Ltd.	94,200	3,521,332
Pan Pacific International Holdings Corp.	106,800	1,783,706
Panasonic Corp.	536,300	4,344,985
Park24 Co., Ltd.	25,300	587,115
PeptiDream, Inc. (a)(b)	23,400	1,110,729
Persol Holdings Co., Ltd.	41,200	778,445
Pigeon Corp. (a)	26,000	1,071,756
Pola Orbis Holdings, Inc.	20,800	465,558
Rakuten, Inc.	205,900	2,028,994
Recruit Holdings Co., Ltd.	329,000	10,003,183
Renesas Electronics Corp. (b)	191,400	1,243,237
Resona Holdings, Inc. (a)	528,500	2,264,127
Ricoh Co., Ltd. (a)	153,100	1,378,360
Rinnai Corp.	7,700	517,252
Rohm Co., Ltd.	22,600	1,725,191
Ryohin Keikaku Co., Ltd.	53,000	989,628
Sankyo Co., Ltd.	9,200	316,243

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Santen Pharmaceutical Co., Ltd.	91,100	$1,583,028
SBI Holdings, Inc. (a)	59,200	1,265,891
Secom Co., Ltd.	51,700	4,715,786
Sega Sammy Holdings, Inc.	45,300	633,760
Seibu Holdings, Inc.	48,100	838,050
Seiko Epson Corp. (a)	60,800	855,110
Sekisui Chemical Co., Ltd.	82,700	1,280,195
Sekisui House, Ltd.	144,700	2,845,131
Seven & i Holdings Co., Ltd.	180,200	6,889,534
Seven Bank, Ltd. (a)	126,400	346,189
SG Holdings Co., Ltd. (a)	36,900	903,081
Sharp Corp. (a)	55,600	614,777
Shimadzu Corp.	57,500	1,451,400
Shimamura Co., Ltd.	5,100	403,942
Shimano, Inc.	17,800	2,681,323
Shimizu Corp. (a)	150,400	1,361,010
Shin-Etsu Chemical Co., Ltd.	87,100	9,316,456
Shinsei Bank, Ltd.	42,900	624,794
Shionogi & Co., Ltd.	65,400	3,630,207
Shiseido Co., Ltd.	97,500	7,784,663
Shizuoka Bank, Ltd. (a)	100,700	750,067
Showa Denko KK	31,900	833,842
SMC Corp.	13,700	5,843,812
Softbank Corp. (a)	410,200	5,556,630
SoftBank Group Corp. (a)	399,700	15,681,036
Sohgo Security Services Co., Ltd.	15,700	822,225
Sompo Holdings, Inc. (a)	81,300	3,397,938
Sony Corp.	307,900	18,082,270
Sony Financial Holdings, Inc.	41,600	901,478
Stanley Electric Co., Ltd.	33,600	887,917
Subaru Corp.	146,300	4,115,216
SUMCO Corp. (a)	64,500	865,371
Sumitomo Chemical Co., Ltd. (a)	364,100	1,633,944
Sumitomo Corp.	281,800	4,401,373
Sumitomo Dainippon Pharma Co., Ltd. (a)	37,000	607,680
Sumitomo Electric Industries, Ltd. (a)	177,300	2,249,163
Sumitomo Heavy Industries, Ltd.	26,400	781,679
Sumitomo Metal Mining Co., Ltd.	52,900	1,638,273
Sumitomo Mitsui Financial Group, Inc. (a)	323,100	11,046,537
Sumitomo Mitsui Trust Holdings, Inc.	82,900	2,988,465
Sumitomo Realty & Development Co., Ltd.	81,900	3,116,861
Sumitomo Rubber Industries, Ltd.	36,000	427,037
Sundrug Co., Ltd.	16,700	525,376
Suntory Beverage & Food, Ltd.	35,700	1,526,107
Suzuken Co., Ltd.	17,400	933,796
Suzuki Motor Corp. (a)	87,400	3,709,496
Sysmex Corp.	40,500	2,710,118
Security Description	Shares	Value
T&D Holdings, Inc.	141,700	$1,501,240
Taiheiyo Cement Corp.	29,800	797,148
Taisei Corp.	49,900	1,932,283
Taisho Pharmaceutical Holdings Co., Ltd. (a)	8,100	588,341
Taiyo Nippon Sanso Corp.	34,900	704,943
Takeda Pharmaceutical Co., Ltd.	360,917	12,322,773
TDK Corp. (a)	32,400	2,898,987
Teijin, Ltd. (a)	40,800	783,722
Terumo Corp.	152,900	4,923,359
THK Co., Ltd.	26,100	684,167
Tobu Railway Co., Ltd.	49,200	1,593,338
Toho Co., Ltd.	25,300	1,108,448
Toho Gas Co., Ltd.	17,900	684,034
Tohoku Electric Power Co., Inc.	100,500	980,125
Tokio Marine Holdings, Inc.	155,600	8,320,263
Tokyo Century Corp. (a)	9,800	452,935
Tokyo Electric Power Co. Holdings, Inc. (b)	374,900	1,835,041
Tokyo Electron, Ltd.	37,600	7,154,698
Tokyo Gas Co., Ltd. (a)	88,900	2,241,111
Tokyu Corp.	116,500	2,186,093
Tokyu Fudosan Holdings Corp. (a)	158,700	1,011,745
Toppan Printing Co., Ltd.	72,500	1,282,628
Toray Industries, Inc.	323,300	2,399,435
Toshiba Corp.	121,400	3,706,870
Tosoh Corp.	56,500	746,537
TOTO, Ltd. (a)	33,300	1,246,343
Toyo Seikan Group Holdings, Ltd.	37,200	576,888
Toyo Suisan Kaisha, Ltd.	23,100	925,496
Toyoda Gosei Co., Ltd.	16,800	336,233
Toyota Industries Corp. (a)	34,300	1,967,708
Toyota Motor Corp.	551,500	36,822,799
Toyota Tsusho Corp.	49,700	1,602,632
Trend Micro, Inc.	31,700	1,507,638
Tsuruha Holdings, Inc.	9,800	1,067,277
Unicharm Corp.	100,400	3,177,127
United Urban Investment Corp. REIT	684	1,310,090
USS Co., Ltd.	53,400	1,036,131
Welcia Holdings Co., Ltd.	10,600	533,555
West Japan Railway Co. (a)	39,100	3,303,466
Yahoo! Japan Corp.	674,400	1,896,994
Yakult Honsha Co., Ltd. (a)	28,300	1,581,605
Yamada Denki Co., Ltd.	150,400	727,821
Yamaha Corp.	35,700	1,602,082
Yamaha Motor Co., Ltd.	65,300	1,183,043
Yamato Holdings Co., Ltd.	72,000	1,083,248
Yamazaki Baking Co., Ltd.	30,000	535,184
Yaskawa Electric Corp.	56,100	2,058,168
Yokogawa Electric Corp. (a)	54,700	1,000,619
Yokohama Rubber Co., Ltd.	29,200	583,865
ZOZO, Inc. (a)	51,700	1,192,102
		816,938,720

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
LUXEMBOURG — 0.2%
ArcelorMittal	153,495	$2,159,693
Eurofins Scientific SE	2,719	1,263,958
Millicom International Cellular SA SDR	14,562	707,354
RTL Group SA	8,135	391,290
SES SA	83,341	1,519,606
Tenaris SA	110,669	1,174,420
		7,216,321
MACAU — 0.0% (c)
MGM China Holdings, Ltd.	260,800	406,533
Wynn Macau, Ltd.	334,400	652,642
		1,059,175
MEXICO — 0.0% (c)
Fresnillo PLC	55,287	465,738
NETHERLANDS — 4.7%
ABN AMRO Bank NV (d)	97,688	1,722,628
Adyen NV (b)(d)	2,479	1,633,455
Aegon NV	446,111	1,856,398
Akzo Nobel NV	54,687	4,876,300
ASML Holding NV	102,956	25,507,135
EXOR NV	26,384	1,768,400
Heineken Holding NV	27,075	2,696,393
Heineken NV	62,246	6,729,055
ING Groep NV	948,553	9,931,615
Koninklijke Ahold Delhaize NV	282,775	7,076,596
Koninklijke DSM NV	42,899	5,163,241
Koninklijke KPN NV	870,982	2,716,647
Koninklijke Philips NV	225,802	10,462,196
Koninklijke Vopak NV	17,144	881,439
NN Group NV	69,935	2,480,951
NXP Semiconductors NV	67,772	7,395,281
Randstad NV	28,901	1,420,690
Royal Dutch Shell PLC Class A	1,053,622	30,953,330
Royal Dutch Shell PLC Class B	904,401	26,703,251
Wolters Kluwer NV	68,716	5,017,751
		156,992,752
NEW ZEALAND — 0.2%
a2 Milk Co., Ltd. (b)	171,718	1,427,781
Auckland International Airport, Ltd.	227,839	1,307,228
Fisher & Paykel Healthcare Corp., Ltd.	147,181	1,596,615
Fletcher Building, Ltd.	197,701	638,437
Meridian Energy, Ltd.	305,752	996,953
Ryman Healthcare, Ltd.	94,456	787,149
Spark New Zealand, Ltd.	418,892	1,158,358
		7,912,521
NORWAY — 0.6%
Aker BP ASA	26,570	711,773
DNB ASA	238,601	4,208,235
Equinor ASA	247,660	4,716,905
Gjensidige Forsikring ASA	44,759	888,436
Security Description	Shares	Value
Mowi ASA	102,126	$2,359,274
Norsk Hydro ASA	299,562	1,055,034
Orkla ASA	197,667	1,800,463
Schibsted ASA Class B	24,544	688,835
Telenor ASA	174,967	3,515,343
Yara International ASA	41,484	1,788,853
		21,733,151
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	595,983	2,314,376
Galp Energia SGPS SA	117,125	1,765,310
Jeronimo Martins SGPS SA	58,599	988,934
		5,068,620
RUSSIA — 0.0% (c)
Evraz PLC	129,609	746,837
SINGAPORE — 1.3%
Ascendas Real Estate Investment Trust	621,750	1,402,748
CapitaLand Commercial Trust REIT	661,238	989,777
CapitaLand Mall Trust REIT	610,500	1,161,049
CapitaLand, Ltd.	601,400	1,535,138
City Developments, Ltd.	98,700	700,871
ComfortDelGro Corp., Ltd.	544,900	945,665
DBS Group Holdings, Ltd.	439,113	7,938,264
Genting Singapore, Ltd.	1,435,400	913,408
Golden Agri-Resources, Ltd.	1,628,800	265,008
Jardine Cycle & Carriage, Ltd.	24,833	538,716
Keppel Corp., Ltd.	343,700	1,473,817
Oversea-Chinese Banking Corp., Ltd.	783,833	6,155,489
SATS, Ltd.	171,200	599,181
Sembcorp Industries, Ltd.	242,600	364,891
Singapore Airlines, Ltd.	137,500	908,779
Singapore Exchange, Ltd.	191,600	1,173,514
Singapore Press Holdings, Ltd. (a)	397,400	597,724
Singapore Technologies Engineering, Ltd.	369,900	1,027,128
Singapore Telecommunications, Ltd.	1,931,000	4,328,657
Suntec Real Estate Investment Trust	529,400	727,355
United Overseas Bank, Ltd.	303,390	5,629,465
UOL Group, Ltd.	128,632	697,621
Venture Corp., Ltd.	67,800	750,610
Wilmar International, Ltd.	456,600	1,231,555
		42,056,430
SOUTH AFRICA — 0.2%
Anglo American PLC	258,633	5,963,764
Investec PLC	157,536	812,829
		6,776,593
SPAIN — 2.9%
ACS Actividades de Construccion y Servicios SA	61,350	2,451,959

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Aena SME SA (d)	16,089	$2,946,758
Amadeus IT Group SA	107,322	7,689,400
Banco Bilbao Vizcaya Argentaria SA	1,597,030	8,323,242
Banco de Sabadell SA	1,385,238	1,344,368
Banco Santander SA	4,026,396	16,401,652
Bankia SA	304,766	575,633
Bankinter SA	160,926	1,016,508
CaixaBank SA	899,730	2,363,934
Cellnex Telecom SA (d)	45,321	1,872,599
Enagas SA	53,610	1,242,554
Endesa SA	74,370	1,957,227
Ferrovial SA	115,148	3,327,915
Grifols SA	69,681	2,054,127
Iberdrola SA	1,437,404	14,943,462
Industria de Diseno Textil SA	266,701	8,257,510
Mapfre SA	271,207	730,600
Naturgy Energy Group SA	68,470	1,816,883
Red Electrica Corp. SA	102,890	2,090,300
Repsol SA	353,399	5,524,851
Siemens Gamesa Renewable Energy SA (a)	53,415	725,001
Telefonica SA	1,118,457	8,536,611
		96,193,094
SWEDEN — 2.3%
Alfa Laval AB	77,504	1,531,611
Assa Abloy AB Class B	239,969	5,347,478
Atlas Copco AB Class A	165,448	5,102,021
Atlas Copco AB Class B	90,907	2,466,804
Boliden AB	64,227	1,477,943
Electrolux AB Class B	56,183	1,333,697
Epiroc AB Class A	153,263	1,663,234
Epiroc AB Class B	96,382	996,938
Essity AB Class B	145,545	4,252,893
Hennes & Mauritz AB Class B (a)	188,620	3,661,075
Hexagon AB Class B	64,581	3,117,339
Husqvarna AB Class B	101,271	771,263
ICA Gruppen AB	22,934	1,060,845
Industrivarden AB Class C	37,373	819,137
Investor AB Class B	109,062	5,336,547
Kinnevik AB Class B	58,818	1,548,794
L E Lundbergforetagen AB Class B	17,802	670,643
Lundin Petroleum AB	44,572	1,338,681
Sandvik AB	279,400	4,357,744
Securitas AB Class B	77,801	1,193,268
Skandinaviska Enskilda Banken AB Class A	391,743	3,605,001
Skanska AB Class B	86,703	1,758,372
SKF AB Class B	89,570	1,482,182
Svenska Handelsbanken AB Class A	378,214	3,545,894
Swedbank AB Class A	215,208	3,101,557
Swedish Match AB	40,921	1,694,333
Tele2 AB Class B (a)	126,668	1,887,366
Security Description	Shares	Value
Telefonaktiebolaget LM Ericsson Class B	733,514	$5,868,321
Telia Co. AB	662,446	2,969,238
Volvo AB Class B	357,816	5,031,256
		78,991,475
SWITZERLAND — 9.5%
ABB, Ltd.	449,711	8,844,038
Adecco Group AG	38,308	2,121,414
Baloise Holding AG	12,003	2,152,270
Barry Callebaut AG	533	1,100,049
Chocoladefabriken Lindt & Spruengli AG (e)	251	1,855,157
Chocoladefabriken Lindt & Spruengli AG (e)	24	1,988,066
Cie Financiere Richemont SA	127,291	9,346,886
Clariant AG	50,343	980,960
Coca-Cola HBC AG	49,968	1,636,062
Credit Suisse Group AG (b)	624,676	7,664,755
Dufry AG	11,203	937,900
EMS-Chemie Holding AG	2,053	1,279,586
Geberit AG	8,781	4,196,986
Givaudan SA	2,264	6,320,991
Glencore PLC	2,681,656	8,088,017
Julius Baer Group, Ltd.	56,284	2,495,992
Kuehne + Nagel International AG	12,543	1,849,091
LafargeHolcim, Ltd.	118,665	5,845,484
Lonza Group AG	17,749	6,005,629
Nestle SA	739,859	80,340,904
Novartis AG	519,424	45,079,429
Pargesa Holding SA	10,136	780,162
Partners Group Holding AG	4,513	3,465,933
Roche Holding AG	169,347	49,327,419
Schindler Holding AG (e)	10,269	2,298,592
Schindler Holding AG (e)	4,729	1,055,684
SGS SA	1,273	3,158,404
Sika AG	31,467	4,607,313
Sonova Holding AG	13,325	3,100,236
STMicroelectronics NV	167,089	3,229,704
Straumann Holding AG	2,409	1,970,879
Swatch Group AG (e)	7,069	1,877,930
Swatch Group AG (e)	13,237	665,733
Swiss Life Holding AG	8,225	3,935,363
Swiss Prime Site AG	17,905	1,753,421
Swiss Re AG	74,493	7,776,885
Swisscom AG (a)	6,060	2,991,865
Temenos AG	15,501	2,596,066
UBS Group AG (b)	939,867	10,679,129
Vifor Pharma AG	11,253	1,799,419
Zurich Insurance Group AG	36,778	14,089,351
		321,289,154
UNITED ARAB EMIRATES — 0.0% (c)
NMC Health PLC (a)	19,899	664,533

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
UNITED KINGDOM — 14.4%
3i Group PLC	231,957	$3,334,330
Admiral Group PLC	46,985	1,226,313
Ashtead Group PLC	112,013	3,125,080
Associated British Foods PLC	82,418	2,339,011
AstraZeneca PLC	316,658	28,333,694
Auto Trader Group PLC (d)	220,684	1,386,939
Aviva PLC	942,959	4,639,898
BAE Systems PLC	771,914	5,422,007
Barclays PLC	4,214,210	7,810,526
Barratt Developments PLC	239,034	1,908,758
Berkeley Group Holdings PLC	29,018	1,494,363
BP PLC	4,909,483	31,205,661
British American Tobacco PLC	556,216	20,614,149
British Land Co. PLC REIT	214,286	1,544,249
BT Group PLC	2,080,300	4,577,993
Bunzl PLC	79,501	2,081,842
Burberry Group PLC	95,764	2,565,536
Centrica PLC	1,387,500	1,260,818
CNH Industrial NV	234,858	2,391,434
Coca-Cola European Partners PLC (e)	20,200	1,120,090
Coca-Cola European Partners PLC (e)	35,366	1,974,068
Compass Group PLC	379,527	9,788,772
Croda International PLC	29,989	1,796,034
DCC PLC	23,850	2,085,539
Diageo PLC	573,325	23,547,916
Direct Line Insurance Group PLC	319,010	1,180,134
easyJet PLC	44,752	634,201
Experian PLC	222,252	7,118,168
Fiat Chrysler Automobiles NV	253,552	3,281,686
G4S PLC	393,013	916,314
GlaxoSmithKline PLC	1,208,040	25,971,287
GVC Holdings PLC	139,499	1,277,938
Halma PLC	92,053	2,235,841
Hargreaves Lansdown PLC	65,726	1,683,868
HSBC Holdings PLC	4,895,331	37,679,084
Imperial Brands PLC	234,196	5,276,178
Informa PLC	298,974	3,138,986
InterContinental Hotels Group PLC	41,293	2,582,431
Intertek Group PLC	38,726	2,614,213
ITV PLC	838,733	1,301,265
J Sainsbury PLC	440,863	1,194,119
John Wood Group PLC	167,018	781,896
Johnson Matthey PLC	44,479	1,675,586
Kingfisher PLC	493,566	1,257,801
Land Securities Group PLC REIT	172,937	1,825,076
Legal & General Group PLC	1,470,731	4,501,955
Lloyds Banking Group PLC	16,963,677	11,313,424
London Stock Exchange Group PLC	75,561	6,804,756
Marks & Spencer Group PLC	463,710	1,054,002
Security Description	Shares	Value
Meggitt PLC	179,410	$1,403,902
Melrose Industries PLC	1,160,464	2,882,959
Merlin Entertainments PLC (d)	175,737	979,720
Micro Focus International PLC ADR (a)	43,670	617,931
Micro Focus International PLC	38,878	544,633
Mondi PLC	114,937	2,206,702
National Grid PLC	832,388	9,046,101
Next PLC	32,521	2,479,077
Ocado Group PLC (b)	111,452	1,816,351
Pearson PLC	182,280	1,657,722
Persimmon PLC	74,829	2,000,995
Prudential PLC	616,273	11,201,636
Reckitt Benckiser Group PLC	172,058	13,450,993
RELX PLC (e)	290,022	6,906,639
RELX PLC (e)	176,822	4,208,198
Rentokil Initial PLC	447,973	2,582,429
Rio Tinto PLC	275,855	14,307,906
Rio Tinto, Ltd.	89,256	5,578,613
Rolls-Royce Holdings PLC	423,929	4,139,557
Royal Bank of Scotland Group PLC	1,206,151	3,085,640
RSA Insurance Group PLC	251,345	1,654,590
Sage Group PLC	261,366	2,226,869
Schroders PLC	29,656	1,123,761
Segro PLC REIT	264,063	2,638,381
Severn Trent PLC	54,977	1,466,747
Smith & Nephew PLC	214,689	5,182,753
Smiths Group PLC	94,229	1,823,058
Spirax-Sarco Engineering PLC	17,903	1,730,753
SSE PLC	255,917	3,927,889
St James's Place PLC	127,093	1,533,903
Standard Chartered PLC	662,811	5,588,420
Standard Life Aberdeen PLC	598,144	2,106,611
Taylor Wimpey PLC	758,904	1,510,343
Tesco PLC	2,396,332	7,116,727
Unilever NV	352,577	21,198,524
Unilever PLC	269,391	16,233,353
United Utilities Group PLC	166,753	1,696,934
Vodafone Group PLC	6,497,352	12,970,828
Weir Group PLC	64,978	1,141,432
Whitbread PLC	32,301	1,709,206
Wm Morrison Supermarkets PLC	586,128	1,446,737
WPP PLC	312,089	3,915,097
		485,915,849
UNITED STATES — 0.2%
Carnival PLC	39,049	1,621,646
Ferguson PLC	54,759	4,010,981
QIAGEN NV (b)	53,683	1,758,096
		7,390,723
TOTAL COMMON STOCKS (Cost $3,104,605,299)		3,327,663,635

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.4%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (f) (g)	17,527,969	$17,529,722
State Street Navigator Securities Lending Portfolio II (h) (i)	130,591,500	130,591,500
TOTAL SHORT-TERM INVESTMENTS (Cost $148,121,222)		148,121,222
TOTAL INVESTMENTS — 103.0% (Cost $3,252,726,521)		3,475,784,857
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(101,173,524)
NET ASSETS — 100.0%		$3,374,611,333
(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2019.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
REIT	= Real Estate Investment Trust
SDR	= Swedish Depositary Receipt

At September 30, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI EAFE (long)	438	12/20/2019	$41,569,501	$41,574,960	$5,459
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,327,663,635	$—	$—	$3,327,663,635
Short-Term Investments	148,121,222	—	—	148,121,222
TOTAL INVESTMENTS	$3,475,784,857	$—	$—	$3,475,784,857
See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$5,459	$—	$—	$5,459
TOTAL OTHER FINANCIAL INSTRUMENTS:	$5,459	$—	$—	$5,459
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$101,788,978	$84,258,272	$(984)	$—	17,527,969	$17,529,722	$64,532
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	323,996,108	323,996,108	—	—	—	—	324,139
State Street Navigator Securities Lending Portfolio II	28,671,050	28,671,050	629,087,694	527,167,244	—	—	130,591,500	130,591,500	578,028
Total		$28,671,050	$1,054,872,780	$935,421,624	$(984)	$—		$148,121,222	$966,699
See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2019 is disclosed in the Portfolio’s Schedule of Investments.

STATE STREET MASTER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended September 30, 2019, the Portfolio entered into futures contracts for cash equitization to reduce tracking error and to facilitate daily liquidity.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2019, are disclosed in the Schedule of Investments.
Aggregate Unrealized Appreciation and Depreciation
As of September 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$3,299,214,795	$419,060,148	$242,479,167	$176,580,981